Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation [Abstract]
Basis of Presentation
(1)	Basis of Presentation

The accounting and financial reporting policies of TrustCo Bank Corp NY (the Company or TrustCo), ORE Subsidiary Corp., Trustco Bank (referred to as Trustco Bank or the Bank), and its wholly owned subsidiaries, Trustco Realty Corporation, Trustco Insurance Agency, Inc., ORE Property, Inc. and its subsidiaries ORE Property One, Inc. and ORE Property Two, Inc. conform to general practices within the banking industry and are in conformity with U.S. generally accepted accounting principles.  A description of the more significant policies follows.

Consolidation

The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions.

Reverse Stock Split

Effective as of May 28, 2021, the Company completed a 1 -for -5 reverse stock split (the “Reverse Stock Split”) of the Company’s issued and outstanding shares of common stock, par value $1.00 per share. Proportional adjustments were made to the Company’s issued and outstanding common stock and to the exercise price and number of shares issuable upon exercise of the options outstanding under the Company’s equity incentive plans, and the number of shares subject to restricted stock units under the Company’s equity incentive plans. No fractional shares of common stock were issued in connection with the Reverse Stock Split, and shareholders received cash in lieu of any fractional shares. All references herein to common stock and per share data for all periods presented in the consolidated financial statements and notes thereto, have been retrospectively adjusted to reflect the Reverse Stock Split.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Risks and Uncertainties

Beginning in March 2020, the Company experienced negative impacts to its business in the form of requests for loan deferrals of principal and interest due to the business disruption caused by COVID-19.  In March 2020, the World Health Organization categorized COVID-19 as a pandemic, and the President of the United States declared the COVID-19 outbreak a national emergency. On March 3, 2020, the Federal Reserve reduced the target federal funds rate by 50 basis points, followed by an additional reduction of 100 basis points on March 16, 2020. The Company has evaluated the impact of the effects of COVID-19 and determined that there were no material or systematic adverse impacts on the Company’s December 31, 2021 and 2020 financial statements except for adjustments to the provision for loan losses and related allowance for loan losses.  As of December 31, 2021 and 2020 the Company and Bank capital ratios were in excess of all regulatory requirements. While management believes that we have sufficient capital to withstand any further economic challenges brought on by the COVID-19 pandemic, our reported and regulatory capital ratios, as well as the ability of the Company and the Bank to pay dividends or make other distributions, could be adversely impacted by unanticipated credit losses. At this time, we do not believe there exists any impairment to our goodwill, long-lived assets, right of use assets, held to maturity investment securities, or available-for-sale investment securities due to the COVID-19 pandemic. It is uncertain whether prolonged effects of the COVID-19 pandemic will result in future impairment charges related to any of the aforementioned assets and continue to negatively impact net interest income, provision for loan losses, and noninterest income.

Loan modifications and payment deferrals as a result of COVID-19 that met the criteria established under Section 4013 of the CARES Act or under applicable interagency guidance of the federal banking regulators were excluded from evaluation of TDR classification and were reported as current during the payment deferral period. The Company’s policy was to continue to accrue interest during the deferral period. Loans not meeting the CARES ACT or regulatory guidance were evaluated for TDR and non-accrual treatment under the Company’s existing policies and procedures.

Securities Available for Sale and Held to Maturity (Debt Securities)

Securities available for sale are carried at fair value with any unrealized appreciation or depreciation of value, net of tax, included as an element of accumulated other comprehensive income or loss in shareholders’ equity.  Management maintains an available for sale portfolio in order to provide maximum flexibility in balance sheet management.  The designation of available for sale is made at the time of purchase based upon management’s intent to hold the securities for an indefinite period of time.  These securities, however, are available for sale in response to changes in market interest rates, related changes in liquidity needs, or changes in the availability of and yield on alternative investments.  Unrealized losses on securities that reflect a decline in value which is other‑than‑temporary, if any, are charged to earnings and/or accumulated other comprehensive income (loss).

Securities that management has the positive intent and ability to hold until maturity are classified as held to maturity and are carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts.

The cost of securities is adjusted for amortization of premium and accretion of discount using the interest method.  Premiums and discounts on securities are amortized on the interest method over the estimated remaining term of the underlying security without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated.

Gains and losses on the sale of securities available for sale are recorded at trade date and determined using the specific identification method.

Other-Than-Temporary-Impairment (“OTTI”)

A decline in the fair value of any available for sale or held to maturity security below cost that is deemed to be other than temporary is charged to earnings and/or accumulated other comprehensive income (loss), resulting in the establishment of a new cost basis of the security.  Management evaluates these types of securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  Additional discussion of OTTI is included in Note 3 of the consolidated financial statements.

Federal Reserve Bank of New York (Reserve Bank) and Federal Home Loan Bank (FHLB) stock

The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Dividends are reported as income.  The Bank was also a member of the Federal Reserve Bank of New York until it discontinued its membership in 2020 and the Reserve Bank stock was redeemed.  Prior to the stock redemption, the Reserve Bank stock was carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Any dividends received were reported as income.

Loans

Loans are carried at the principal amount outstanding net of unearned income and unamortized loan fees and costs, which are recognized as adjustments to interest income over the applicable loan term.  Interest income on loans is accrued based on the principal amount outstanding.

Nonperforming loans include non‑accrual loans and loans which are three payments or more past due and still accruing interest.  Generally, loans are placed in non‑accrual status either due to the delinquent status of principal and/or interest payments, or a judgment by management that, although payments of principal and/or interest are current, such action is prudent based upon specific facts and circumstances surrounding the borrower.  Typically, a loan is moved to non-accrual status after 90 days of non‑payment in accordance with the Company’s policy.  Past due status is based on the contractual terms of the loan.  All interest accrued but not received for loans placed on non-accrual status is reversed against interest income.  Future payments received on nonperforming loans are recorded as interest income or principal reductions based upon management’s ultimate expectation for collection.  Loans may be removed from non‑accrual status when they become current as to principal and interest and have demonstrated a sustained ability to make loan payments in accordance with the contractual terms of the loan.  Loans may also be removed from non‑accrual status when, in the opinion of management, the loan is expected to be fully collectable as to principal and interest.  When, in the opinion of management, the collection of principal appears unlikely, the loan balance is evaluated in light of its sources of repayment, and a charge-off is recorded when appropriate.

Loan origination fees, net of certain direct origination costs, are deferred and recognized using the level yield method without anticipating prepayments.

Allowance for Loan Losses

The allowance for loan losses is maintained at a level considered adequate by management to provide for probable incurred loan losses.  The allowance is increased by provisions charged against income, while loan losses are charged against the allowance when management deems a loan balance to be uncollectible.  Subsequent recoveries, if any, are credited to the allowance.

The Company performs an analysis of the adequacy of the allowance on at least a quarterly basis.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations, current economic conditions, past due and charge‑off trends and other factors.  In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses.  Such agencies may require the Company to change the allowance based on their judgments of information available to them at the time of their examination.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.  The allowance methodology consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Additionally, loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered TDR’s and classified as impaired. As noted before, loan modifications and payment deferrals as a result of COVID-19 that meet the criteria established under Section 4013 of the CARES Act or under applicable federal banking agency guidance are excluded from evaluation of TDR classification and will continue to be reported as current during the payment deferral period. Loans not meeting the CARES Act or regulatory guidance are evaluated for TDR and non-accrual treatment under the Company’s existing policies and procedures.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case‑by‑case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

TDR’s are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a TDR is considered to be a collateral dependent loan, the loan is reported at the fair value of the collateral with any charge‑off recognized at that time.  For TDR’s that subsequently default, the Company determines the amount of additional charge‑off, if any, in accordance with the accounting policy for the allowance for loan losses with respect to impaired loans described previously.

Commercial and commercial real estate loans in non‑accrual status are defined as impaired loans and are individually evaluated for impairment.  In addition, any restructured loans that meet the definition of a TDR are defined as impaired.  If a loan is impaired, a charge‑off is taken so that the loan is reported at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral, if repayment is expected solely from the collateral.  Residential real estate loans and consumer loans are collectively evaluated for impairment.

The general component of the allowance covers non‑impaired loans and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by geography for each portfolio segment and is based on the actual net loss history experienced by the Company over the most recent four years.  This actual loss experience is supplemented with other qualitative factors based on the risks present in each geography and portfolio segment.  These factors include consideration of the following: changes in national, regional and local economic trends and conditions; effects of any changes in interest rates; changes in the volume and severity of net charge‑offs, delinquencies, and nonperforming loans; changes in the experience, ability, and depth of lending management and other relevant staff; changes in the quality of the Company’s loan review system; effects of any changes in credit concentrations; effects of any changes in underwriting standards, lending policies, procedures, and practices; and changes in the nature, volume and terms of loans.  Changes in the volume and severity of net charge‑offs, delinquencies, and nonperforming loans includes consideration of levels and trends of loan delinquencies and net charge‑offs by portfolio segment.  The determination of qualitative factors involves significant judgement, and the use of subjective measurement.

The Company’s allowance methodology also includes additional allocation percentages for residential and installment loans in non‑accrual status and residential and installment loans three payments past due and still accruing interest, and residential loans with loan‑to‑value ratios in excess of 90% at the time of origination.  Additional allocation percentages are applied to commercial loans classified as special mention and substandard by the Company’s loan review grading process that are not considered as impaired to recognize the added risk associated with these loans.  The reserve percentages are determined based upon a review of recent charge‑offs and take into consideration the type of loan, the fixed or variable nature of the loan, and the type and geography of the underlying collateral, if any, specifically for loans that are in these categories.

The following portfolio segments have been identified: commercial loans, residential real estate loans, and installment loans:

Commercial:  Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower.  Commercial real estate collateral is generally located within the Bank’s geographic territories; while collateral for non‑real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment.  Repayment is primarily dependent upon the borrower’s ability to service the debt based upon cash flows generated from the underlying business.  Additional support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate:  Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one‑to‑four family residences generally located within the Bank’s market areas.  Proof of ownership title, clear mortgage title, and hazard insurance coverage are normally required.

Installment:  The Company’s installment loans are primarily made up of installment loans, personal lines of credit, as well as secured and unsecured credit cards.  The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured as are most credit card loans.

Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed on either the straight‑line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned

Assets that are acquired through or instead of foreclosure are initially recorded at fair value less costs to sell.  These assets are subsequently accounted for at the lower of cost or fair value less costs to sell.  Subsequent write downs and gains and losses on sale are included in noninterest expense.  Operating costs after acquisition are also included in noninterest expense.  At December 31, 2021 and 2020, there were $362 thousand and $541 thousand, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates.  Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not.  The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination.  For tax positions not meeting the “more likely than not” test, no benefit is recorded.

Dividend Restrictions

The Company’s ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company.  The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements and the filing of notices with the Bank’s and the Company’s regulators.  The Bank’s primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation or agreement between the Bank and a regulator or a condition imposed in a previously approved application or notice. Currently the Bank meets the regulatory definition of a well-capitalized institution.  During 2022, the Bank could declare dividends of approximately $86.1 million plus any 2022 net profits retained to the date of the dividend declaration.

Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees who participated in the plan before it  was frozen as of December 31, 2006.  The benefits are based on years of service and the employee’s compensation.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company’s medical plan by which retirees pay all of their premiums.

Under certain employment contracts with selected executive officers, the Company is obligated to provide postretirement benefits to these individuals once they attain certain vesting requirements.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income (loss).

Stock-Based Compensation Plans

The Company has stock-based compensation plans for employees and directors.  Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors based on the fair value of these awards at the date of grant.  A Black-Scholes model is utilized to estimate the fair value of stock options while, for restricted stock awards, the fair value of the Company’s common stock at the date of grant is used.

Compensation cost for stock options and restricted stock awards to be settled in stock are recognized over the required service period generally defined as the vesting period.  The expense is recognized over the shorter of each award’s vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Awards to be settled in cash based on the fair value of the Company’s stock at vesting are treated as liability based awards.

Compensation costs for liability based awards are re‑measured at each reporting date and recognized over the vesting period.  For awards with performance based conditions, compensation cost is recognized over the performance period based on the Company’s expectation of the likelihood of meeting the specific performance criteria.

Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.  All outstanding unvested share‑based payment awards that contain rights to non‑forfeitable dividends are considered participating securities for this calculation.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.  At December 31, 2021, 2020, and 2019, the Company did not have any unvested awards that would be considered participating securities.

Segment Reporting

The Company’s operations are exclusively in the financial services industry and include the provision of traditional banking services.  Management evaluates the performance of the Company based on only one business segment, that of community banking.  The Company operates primarily in the geographical region of Upstate New York with branches also in Florida and the mid‑Hudson valley region of New York.  In the opinion of management, the Company does not have any other reportable segments as defined by “Accounting Standards Codification” (ASC) Topic 280, “Disclosure about Segments of an Enterprise and Related Information.”

Cash and Cash Equivalents

The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.

Trust Assets

Assets under management with the Trustco Financial Services Department are not included in the Company’s consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity.

Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders’ equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans.  Accumulated other comprehensive income or loss, which is a component of shareholders’ equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company’s pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.